Significant Accounting Policies (Details) - Schedule of Property, Plant, and Equipment Useful Life	Dec. 31, 2023
Furniture and Equipment [Member]
Schedule of Property, Plant, and Equipment Useful Life [Line Items]
Useful Life	7 years
Minimum [Member] | Furniture and Equipment [Member]
Schedule of Property, Plant, and Equipment Useful Life [Line Items]
Useful Life	4 years
Maximum [Member] | Demonstration Plant [Member]
Schedule of Property, Plant, and Equipment Useful Life [Line Items]
Useful Life	7 years